UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09149
Eaton Vance Ohio Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2006

Item 1. Schedule of Investments

Eaton Vance Ohio Municipal Income Trust                                                                                  as of August 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.0%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.4%
$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$389,597
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	207,118
		$596,715
Education — 3.8%
1,500	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 6.27%, 10/1/29 (1)(2)	1,643,790
		$1,643,790
Electric Utilities — 3.6%
500	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	517,655
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,046,930
		$1,564,585
Escrowed / Prerefunded — 17.6%
1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	1,102,240
1,000	Franklin County, (Cincinnati Children’s Hospital), Prerefunded to 5/1/09, 5.20%, 5/1/29	1,059,130
1,530	Hamilton City School District, Prerefunded to 12/1/09, 5.625%, 12/1/24	1,638,982
1,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.35%, 11/1/18	1,306,837
1,750	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	1,830,482
670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	745,462
		$7,683,133
Hospital — 9.9%
550	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	587,175
600	Erie County, Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	626,616
1,500	Erie County, Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	1,596,750
600	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	631,140
500	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	529,800
330	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	359,819
		$4,331,300

Housing — 8.2%
$1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/36	$1,015,730
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,575,175
		$3,590,905
Industrial Development Revenue — 11.6%
1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	1,307,537
1,300	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	1,355,276
2,250	Ohio Water Development Authority, (Anheuser-Busch), (AMT), 6.00%, 8/1/38	2,378,295
		$5,041,108
Insured-Education — 3.1%
1,250	University of Cincinnati, (FGIC), 5.25%, 6/1/24	1,331,738
		$1,331,738
Insured-Electric Utilities — 4.9%
2,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	876,560
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,252,590
		$2,129,150
Insured-Escrowed/Prerefunded — 10.8%
245	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29 (3)	252,659
1,000	Lima City, School District, (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/22	1,093,380
495	Lima City, School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	550,905
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/30	1,082,710
1,500	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 7.77%, 1/1/29 (1)(2)	1,728,840
		$4,708,494
Insured-General Obligations — 13.8%
2,455	Canal Winchester, Local School District, (MBIA), 0.00%, 12/1/30	801,459
1,255	Canal Winchester, Local School District, (MBIA), 0.00%, 12/1/33	353,785
1,000	Puerto Rico, (FSA), Variable Rate, 6.32%, 7/1/27 (1)(4)	1,179,390

$400	Puerto Rico, (MBIA), Variable Rate, 9.235%, 7/1/20 (1)(4)	$584,904
2,860	Springfield, City School District, (Clark County), (FGIC), 5.20%, 12/1/23	3,075,272
		$5,994,810
Insured-Hospital — 6.6%
255	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	262,971
1,000	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	1,042,640
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.125%, 5/15/28	1,580,850
		$2,886,461
Insured-Industrial Development Revenue — 1.7%
725	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	740,617
		$740,617
Insured-Lease Revenue / Certificates of Participation — 6.6%
1,500	Cleveland, Certificates of Participation, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/22	1,551,450
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.02%, 6/1/24 (1)(4)	795,996
500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	515,430
		$2,862,876
Insured-Special Tax Revenue — 13.4%
2,000	Delaware County, Sewer District, (MBIA), 4.75%, 12/1/24	2,035,280
2,235	Hamilton County, Sales Tax Revenue, (AMBAC), 0.00%, 12/1/28	814,255
2,000	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	2,099,080
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	870,950
		$5,819,565
Insured-Transportation — 9.1%
500	Cleveland, Airport System, (FSA), 5.00%, 1/1/31	512,580
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	1,172,610
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,173,830
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 6.617%, 7/1/28 (1)(4)	1,083,490
		$3,942,510
Lease Revenue/Certificates of Participation — 3.1%
1,300	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	1,364,597
		$1,364,597

Other Revenue — 2.8%
$1,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.957%, 10/1/32 (1)(4)	$1,218,730
		$1,218,730
Pooled Loans — 11.4%
530	Cleveland-Cuyahoga County Port Authority, (Myers University), 5.60%, 5/15/25	548,799
550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	570,570
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,076,029
1,215	Rickenbacker, Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	1,334,665
325	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	328,182
1,100	Toledo-Lucas County, Port Authority, 5.40%, 5/15/19	1,121,626
		$4,979,871
Special Tax Revenue — 5.1%
600	Cleveland-Cuyahoga County, Port Authority, 7.00%, 12/1/18	643,404
1,400	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30	1,593,578
		$2,236,982
Transportation — 2.1%
875	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/34	893,996
		$893,996
Water and Sewer — 2.4%
1,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	1,050,030
		$1,050,030
Total Tax-Exempt Investments — 153.0% (identified cost $61,279,741)		$66,611,963
Other Assets, Less Liabilities — 1.0%		$424,472
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.0)%		$(23,504,118)
Net Assets Applicable to Common Shares — 100.0%		$43,532,317

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company

FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 45.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 17.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $8,235,140 or 18.9% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.

A summary of financial instruments at August 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/06	93 U.S. Treasury Bond	Short	$(10,238,324)	$(10,328,813)	$(90,489)

At August 31, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$61,209,618
Gross unrealized appreciation	$5,406,397
Gross unrealized depreciation	(4,052)
Net unrealized appreciation	$5,402,345

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 23, 2006